Investments (Details) - EBP 022 $ in Thousands	Dec. 31, 2025 USD ($) contract	Dec. 31, 2024 USD ($)
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of synthetic guaranteed investment contracts | contract	6
Plan interest in Stable Value Fund Master Trust	$ 0	$ 690,153
Synthetic Guaranteed Investment Contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
SYN at contract value		672,200
STIF
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Plan interest in Stable Value Fund Master Trust		$ 18,000